GOODWILL - (Disclosure of key assumptions used for the Licensed CGU) (Details)	12 Months Ended
Dec. 31, 2022
Manufacturing CGU [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal value growth rate	2.00%
Tax rate	27.00%
After-tax discount rate	20.00%
Average annual growth rate	10.00%
Gross margin	51.00%
PerceiveMD CGU [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal value growth rate	2.00%
Tax rate	27.00%
After-tax discount rate	17.50%
Average annual growth rate	2.00%
Gross margin	21.00%